Fees and Expenses	Jul. 23, 2026
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
I.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable US Large Cap Strategic Equity Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Operating Expenses	1.04%	0.74%
Less Waivers and Reimbursements[1]	(0.04%)	(0.04%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%	0.70%

[1] Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.70% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
II.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable US Large Cap Strategic Equity Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$102	$327	$570	$1,267
Class I Shares	$72	$233	$408	$915

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
III.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.65%	0.65%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.10%[1]	0.80%
Less Waivers and Reimbursements[2]	(0.06%)	(0.06%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.04%	0.74%

[1] Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

[2] Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.04% for Class V shares and 0.74% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
IV.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$106	$344	$600	$1,335
Class I Shares	$76	$249	$438	$984

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
V.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Strategic Bond Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.45%	0.45%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Operating Expenses	0.89%	0.59%
Less Waivers and Reimbursements[1]	(0.02%)	(0.02%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.87%	0.57%

[1] Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares and 0.57% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
VI.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Strategic Bond Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$89	$282	$491	$1,094
Class I Shares	$58	$187	$327	$736

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
VII.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.15%	0.15%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.12%	0.12%
Total Annual Operating Expenses	0.57%	0.27%

Expense Example Narrative [Text Block]
VIII.	The section in the Prospectus titled “Example” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$58	$183	$318	$714
Class I Shares	$28	$87	$152	$343

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
IX.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.72%
Total Annual Operating Expenses	1.21%
Less Waivers and Reimbursements[1]	(0.71%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.50%

[1] Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.50% for Class V shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
X.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$51	$314	$597	$1,403

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE